Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity

15. Stockholder’s Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.4)	$2,753.0	$(10,227.4)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	926.6	(194.6)	732.0
Adjustments for assumed changes in policyholder liabilities	486.1	(102.0)	384.1
Net unrealized losses on available-for-sale securities	(11,234.4)	2,386.0	(8,848.4)

Net unrealized losses on derivative instruments during the period	(1.3)	0.3	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	7.3	(1.6)	5.7
Adjustments for assumed changes in policyholder liabilities	(2.9)	0.6	(2.3)
Net unrealized losses on derivative instruments	(24.9)	5.1	(19.8)

Unrecognized postretirement benefit obligation during the period	(1.7)	0.4	(1.3)
Amortization of amounts included in net periodic benefit cost (3)	(0.9)	0.1	(0.8)
Net unrecognized postretirement benefit obligation	(2.6)	0.5	(2.1)

Other comprehensive loss	$(11,261.9)	$2,391.6	$(8,870.3)

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	171.4	(36.0)	135.4
Adjustments for assumed changes in policyholder liabilities	1,288.6	(270.5)	1,018.1
Net unrealized losses on available-for-sale securities	(832.8)	179.7	(653.1)

Net unrealized gains on derivative instruments during the period	66.7	(14.0)	52.7
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	1.6	(0.4)	1.2
Net unrealized gains on derivative instruments	42.6	(9.0)	33.6

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (3)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive loss	$(788.3)	$170.3	$(618.0)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (2)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (3)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2
(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)	See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3)	Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income (Loss)

		Noncredit
	Net unrealized	component of	Net unrealized	Unrecognized	Accumulated
	gains (losses) on	impairment losses	gains	postretirement	other
	available-for-sale	on fixed maturities	on derivative	benefit	comprehensive
	securities (1)	available-for-sale	instruments	obligation	income (loss)

	(in millions)
Balances as of January 1, 2020	$2,602.9	$(44.1)	$53.7	$8.2	$2,620.7
Other comprehensive income during the period, net of adjustments	1,428.7	—	(13.2)	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	4.7	1,366.2
Effects of implementation of accounting change related to credit losses, net	(44.1)	44.1	—	—	—
Balances as of December 31, 2020	3,955.5	—	18.5	12.9	3,986.9
Other comprehensive loss during the period, net of adjustments	(669.3)	—	53.7	1.8	(613.8)
Amounts reclassified from AOCI	16.2	—	(20.1)	(0.3)	(4.2)
Other comprehensive loss	(653.1)	—	33.6	1.5	(618.0)
Net assets transferred to affiliate due to change in benefit plan sponsorship	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,302.4	—	52.1	16.4	3,370.9
Other comprehensive loss during the period, net of adjustments	(9,111.3)	—	2.4	(1.3)	(9,110.2)
Amounts reclassified from AOCI	262.9	—	(22.2)	(0.8)	239.9
Other comprehensive loss	(8,848.4)	—	(19.8)	(2.1)	(8,870.3)
Adjustments for reinsurance (2)	124.4	—	7.4	—	131.8
Balances as of December 31, 2022	$(5,421.6)	$—	$39.7	$14.3	$(5,367.6)
(1)	Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.8 million, $0.6 million and $2.6 million as of December 31, 2022, 2021 and 2020, respectively.
(2)	Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2022 statutory results, we could pay approximately $430.1 million in ordinary stockholder dividends in 2023 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2023, some or all of such dividends may be extraordinary and require regulatory approval.